Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 159,465	¥ 145,311
Projected benefit obligation	25,478	21,528
Accumulated benefit obligation	24,956	21,031
Fair value of plan assets	14,733	12,510
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	36,759	35,101
Projected benefit obligation	37,845	33,252
Accumulated benefit obligation	36,759	32,399
Fair value of plan assets	¥ 18,751	¥ 15,133